Marketable Securities - Maturity Period (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Due within one year	$ 34,874	$ 37,121
Variable rate demand notes
Debt Securities, Available-for-sale [Line Items]
Due within one year	$ 5,600
Variable rate demand notes | Minimum
Debt Securities, Available-for-sale [Line Items]
Contractual maturities (in years)	18 years
Settlement basis period (in days)	1 day
Effective maturity period (in days)	1 day
Variable rate demand notes | Maximum
Debt Securities, Available-for-sale [Line Items]
Contractual maturities (in years)	26 years
Settlement basis period (in days)	7 days
Effective maturity period (in days)	7 days